S-K 1603(a) SPAC Sponsor	Mar. 10, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Mehana Ventures LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Mehana Management LLC is the sole Managing Member of our sponsor and holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor.